COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating leases agreements
RMB

Year ending December 31
2017	55,675
2018	34,802
2019	28,240
2020	15,362
2021	11,918
2022 and thereafter	5,639

Total	151,636